                              Polynous Growth Fund
                               Semi-Annual Report
                                January 31, 2001

             Polynous Capital Management, Inc., Investment Adviser
                                 (415) 956-3384

Dear Shareholder,

The Polynous Growth Fund's latest six month semi-annual period (ending January 31, 2001) produced very attractive absolute and relative performance. The Fund's absolute performance of 12.7 percent compares favorably to long-term historical average annual returns for market indexes. The relative performance also compares very favorably to the Russell 2000 small-cap stock index which increased 1.5 percent and the S&P 500 index which declined 4.5 percent.

Performance was driven by the overall effectiveness of our original fundamental research and a return to a more rational environment for the market. As myself and all other Fund shareholders are unfortunately aware, the market environment during 1999 and early in 2000 was not very rewarding for investment managers who emphasized fundamentals and who used disciplined valuation principles. Now that many of the more conceptual and extremely expensive stocks in the stock market have experienced declines of 75-to-90 percent over the last year, there appears to be a greater appreciation for good quality companies with dependable earnings and reasonable valuations.

Some examples of the Fund's better performing stocks over the semi-annual report period are as follows. Priority Healthcare (pharmaceutical distributor, symbol: PHCC) increased about 50 percent because of additional drugs being added to their product line. Timberland (footwear manufacturer and retailer, symbol: TBL) appreciated about 60 percent due to very attractive relative fundamentals and an inexpensive valuation in an otherwise weak retailing and footwear environment. Applebee's (casual restaurants, symbol: APPB) increased about 50 percent due to improving fundamentals and a very inexpensive stock valuation. The Buckle (young men's and women's apparel retailer, symbol: BKE) increased about 50 percent due to a very inexpensive valuation and improving fundamentals. Key Production (oil and gas exploration, symbol: KP) and Spinnaker Exploration (oil and gas exploration, symbol: SKE) increased about 60 percent and 30 percent respectively due to significant increases in gas and oil prices.

You will note from reviewing the Fund's Schedule of Investments in the following parts of this report that the Fund also has very high levels of cash at the end of the period. Partly this is due to having had a very productive investment period where many of our winning stocks achieved target prices and were sold according to our strict valuation disciplines. This is also partly attributable, however, to our cautious view in the current economic and stock market environment.

As I am sure that you know by now, the overall stock market has been extremely challenging over the past year. The NASDAQ index, which is widely viewed as a bellwether for technology and other high growth emerging companies has now decreased over 60 percent from its all-time high in March 2000. This decline is partly due to extreme valuation levels achieved in early 2000 and partly due to rapidly deteriorating fundamentals of many high growth companies. I still believe that our opportunistic and fundamentally driven investment process will be able to find relatively safe and attractive investment opportunities in such an environment but, unless I have a very high confidence level about a possible new investment, I will prefer to remain in cash until the overall market is more settled.

Exacerbating the current stock market environment are also more economic uncertainties than have been present for a long period of time. The current economic expansion began in early

1991 and is now the longest economic expansion in the history of the United States. Recessions of some sort are always inevitable at some point and there is some probability that the first half of 2001 will experience negative economic growth. Although I do not see any significant structural problems to economic growth resuming later in 2001, the currently soft economic environment is now causing many high growth companies to report disappointing earnings. Economic behavior itself is also driven as much by human behavior and confidence as by underlying fundamentals and the new environment of widespread earnings disappointments is an additional depressing factor affecting views of the stock market and the economy. I am still extremely confident about the United States' position as the world's most productive, creative, and entrepreneurial economy, however, and so I look forward to filling the Fund's portfolio again with some really wonderful growth stocks (and at very inexpensive valuations!) when the economy appears more stable.

Given the market's current volatility, however, I believe that it would also be helpful to give you an interim update on how the Fund is performing so far in this calendar year. As of the end of the day yesterday (March 15, 2001) the Fund is up 9.0 percent year-to-date which compares very favorable to the Russell 2000 and S&P 500 indexes which have declined 6.5 percent and 11.1 percent respectively.

One other topic I am also very happy to describe in this letter are some changes occurring with the Fund that concern both the Fund's original service providers and it's external Trustees. The Fund's original service provider has now experienced two ownership changes since the Fund began operations in 1996. The existing service provider now mainly focuses on servicing much larger mutual funds and so the Fund is changing service providers to a new service provider, United Financial Services, that focuses on providing outstanding customer service for smaller funds. New shareholder services information will appear on the back page of this semiannual report. Along with other changes concerning the Fund, two new external trustees will succeed the Fund's two original external trustees. The change in trustees will also enable the Fund to be open again to accepting new and additional investments. In early April 2001, you will be receiving a new prospectus that will have full information on these changes.

In closing, I would like to thank you for your continued support of our Fund and I am now very happy to have rewarded your commitment with some excellent recent performance. As always, if you would ever like a more personal update on the Fund's activities, please feel free to give me a call.

                                            Yours truly,
                                            /s/ Kevin L. Wenck
                                            Kevin L. Wenck
                                            President

Past performance is not indicative of future results. Share price and returns will fluctuate and when redeemed, shares may be worth more or less than their original investment. The one year returns for the Class A shares as of 12/31/00 was 12.41% and since inception average annual return of (0.12%). Class A shares returns reflect a maximum sales load of 4.5%. Inception date of the Fund is 08/12/96. There are special risks associated with investing in small-cap stocks which may be subject to a higher degree of market risk than large-cap stocks due to market illiquidity. All individual stockholdings are as of 01/31/01. The Polynous Growth Fund is distributed by Polynous Securities, LLC. This report is not authorized for distribution to prospective investors in the Fund unless preceded by or accompanied by a prospectus.

                                                                     - DFU 3/01

Polynous Growth Fund
Schedule of Investments (unaudited)                           January 31, 2001
--------------------------------------------------------------------------------


                                                                       Market
 Shares                                                                 Value
 -------                                                             -----------

         COMMON STOCKS - 50.52%
         AGRICULTURE - 2.19%
   7,700 Delta and Pine Land Co. .................................   $   177,100
                                                                     -----------

         BUSINESS SERVICES - 5.50%
  15,900 Charles River Associates, Inc.*..........................       130,181
  11,700 Keynote Systems, Inc.*...................................       178,425
  36,100 VDI MultiMedia*..........................................       135,375
                                                                     -----------
                                                                         443,981
                                                                     -----------

         CAPITAL GOODS - 2.46%
   9,700 NCI Building Systems, Inc.*..............................       198,850
                                                                     -----------

         CONSUMER DURABLES - 0.95%
  10,700 Meade Instruments Corp.*.................................        76,238
                                                                     -----------

         CONSUMER NON-DURABLES - 4.45%
  21,200 Lifetime Hoan Corp. .....................................       159,000
  10,400 Hormel Foods Corp. ......................................       200,616
                                                                     -----------
                                                                         359,616
                                                                     -----------

         CONSUMER SERVICES - 22.31%
   5,000 AnnTaylor Stores Corp.*..................................       146,750
   9,500 The Buckle, Inc.*........................................       194,560
  10,500 The Children's Place Retail Stores, Inc.*................       250,031
  26,200 The Finish Line, Inc., Class A*..........................       180,125
  27,500 Friedman's, Inc., Class A................................       192,500
  15,800 Guitar Center, Inc.*.....................................       244,900
  21,300 Pier 1 Imports, Inc. ....................................       236,643
  13,500 Stein Mart, Inc.*........................................       162,000
  23,200 Whitehall Jewellers, Inc.*...............................       193,720
                                                                     -----------
                                                                       1,801,229
                                                                     -----------

         OIL & GAS - 9.36%
   9,100 Key Production Co., Inc.*................................       178,360
  25,200 The Meridian Resource Corp.*.............................       189,252
   4,500 Spinnaker Exploration Co.*...............................       179,550
  10,000 Varco International, Inc.*...............................       208,100
                                                                     -----------
                                                                         755,262
                                                                     -----------

                See accompanying notes to financial statements.

Polynous Growth Fund
Schedule of Investments (unaudited) - continued               January 31, 2001
--------------------------------------------------------------------------------

                                                                      Market
 Shares                                                                Value
 -------                                                            -----------

         COMMON STOCKS - continued
         TECHNOLOGY - 3.30%
   7,100 Cypress Semiconductor Corp.*............................       194,043
   5,700 Integrated Measurement Systems, Inc.*...................        72,319
                                                                    -----------
                                                                        266,362
                                                                    -----------
         Total Common Stocks (Cost $3,729,622)...................     4,078,638
                                                                    -----------

         Total Investments (Cost $3,729,622**) - 50.52%..........     4,078,638
         Other Assets, Less Other Liabilities - 49.48%...........     3,995,187
                                                                    -----------
         NET ASSETS - 100.00%....................................   $ 8,073,825
                                                                    ===========

* Non-income producing security
** Cost for Federal income tax purposes is $3,729,622, and net unrealized appreciation consists of:
         Gross unrealized appreciation...........................   $   599,135
         Gross unrealized depreciation...........................      (250,119)
                                                                    -----------
          Net unrealized appreciation............................   $   349,016
                                                                    ===========


                See accompanying notes to financial statements.

Polynous Growth Fund
Statement of Assets and Liabilities (unaudited)               January 31, 2001
--------------------------------------------------------------------------------

ASSETS:
 Investments at market value (Cost $3,729,622) (Note 1)...........  $ 4,078,638
 Cash.............................................................    3,899,712
 Receivables:
 Capital stock sold...............................................        1,910
 Investment securities sold.......................................      107,822
 Dividends and interest...........................................       12,468
 Due from Adviser.................................................       14,529
 Deferred organization costs (Note 1).............................        7,948
 Other assets.....................................................        2,003
                                                                    -----------
   TOTAL ASSETS...................................................    8,125,030
                                                                    -----------
LIABILITIES:
 Payables:
 Accrued expenses.................................................       49,586
 Accrued distribution expense.....................................        1,619
                                                                    -----------
   TOTAL LIABILITIES..............................................       51,205
                                                                    -----------
NET ASSETS:
 Applicable to 778,586 shares; unlimited number of shares of beneficial interest authorized with no par value................  $ 8,073,825
                                                                    ===========
 Net asset value and redemption price ($8,073,825/778,586
  shares).........................................................  $     10.37
                                                                    ===========
 Offering price per share ($10.37/0.9550).........................  $     10.86
                                                                    ===========
NET ASSETS CONSIST OF:
 Paid-in capital..................................................  $13,968,714
 Net investment loss..............................................      (15,943)
 Accumulated net realized loss on investments.....................   (6,227,962)
 Net unrealized appreciation on investments.......................      349,016
                                                                    -----------
   NET ASSETS.....................................................  $ 8,073,825
                                                                    ===========

                See accompanying notes to financial statements.

Polynous Growth Fund
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

                                                              For the Six Months
                                                                    Ended
                                                               January 31, 2001
INVESTMENT INCOME:                                            ------------------
 Dividends..................................................       $  6,715
 Interest...................................................         47,974
                                                                   --------
   TOTAL INCOME.............................................         54,689
                                                                   --------
EXPENSES:
 Investment advisory fees (Note 3)..........................         37,175
 Transfer agent fees........................................         35,011
 Administration fees........................................         27,140
 Professional fees..........................................         14,252
 Accounting fees............................................         12,084
 Distribution expense (Note 3)..............................          9,294
 Registration fees..........................................          7,690
 Amortization of organization costs (Note 1)................          7,555
 Insurance expense..........................................          6,440
 Custodian fees.............................................          5,459
 Trustees' fees.............................................          2,517
 Miscellaneous fees.........................................            567
 Printing expense...........................................            514
                                                                   --------
   TOTAL EXPENSES...........................................        165,698
   Expenses waived by Adviser (Note 3)......................        (95,066)
                                                                   --------
   NET EXPENSES.............................................         70,632
                                                                   --------
NET INVESTMENT LOSS.........................................        (15,943)
                                                                   --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments...........................        516,547
 Net change in unrealized depreciation on investments.......        405,152
                                                                   --------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........        921,699
                                                                   --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $905,756
                                                                   ========

                See accompanying notes to financial statements.

Polynous Growth Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                 For the Six Months
                                                       Ended        For the Year
                                                  January 31, 2001      Ended
                                                    (unaudited)     July 31, 2000
OPERATIONS:                                      ------------------ -------------
 Net investment loss...........................      $  (15,943)     $   (96,854)
 Net realized gain/(loss) on investments.......         516,547       (4,279,953)
 Net change in unrealized appreciation on
  investments..................................         405,152        1,679,421
                                                     ----------      -----------
 Net increase/(decrease) in net assets
  resulting from operations....................         905,756       (2,697,386)
                                                     ----------      -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold.....................          18,793          110,947
 Cost of shares redeemed.......................        (443,509)      (6,522,787)
                                                     ----------      -----------
 Decrease in net assets derived from capital
  share transactions (a).......................        (424,716)      (6,411,840)
                                                     ----------      -----------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS.....         481,040       (9,109,226)
                                                     ----------      -----------
NET ASSETS:
 Beginning of period...........................       7,592,785       16,702,011
                                                     ----------      -----------
 End of period.................................      $8,073,825      $ 7,592,785
                                                     ==========      ===========
 (a)Transactions in capital stock were:
  Shares sold..................................           1,881           11,151
  Shares redeemed..............................         (48,480)        (733,600)
                                                     ----------      -----------
 Decrease in shares outstanding................         (46,599)        (722,449)
                                                     ==========      ===========

                See accompanying notes to financial statements.

Polynous Growth Fund
Financial Highlights
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          For the Six Months                                             For the Period
                                Ended        For the Year  For the Year  For the Year   August 12, 1996*
                           January 31, 2001      Ended         Ended         Ended          through
                             (unaudited)     July 31, 2000 July 31, 1999 July 31, 1998   July 31, 1997
                          ------------------ ------------- ------------- -------------  ----------------
Net asset value,
 beginning of period....       $  9.20          $ 10.79       $ 12.85       $ 14.35         $ 12.00
                               -------          -------       -------       -------         -------
 Income (loss) from
  investment operations:
 Net investment income
  (loss)................         (0.02)             --          (0.18)        (0.21)           0.96
 Net realized and
  unrealized gain (loss)
  on investments........          1.19            (1.59)        (1.01)         0.07            1.41
                               -------          -------       -------       -------         -------
  Total from investment
   operations...........          1.17            (1.59)        (1.19)        (0.14)           2.37
                               -------          -------       -------       -------         -------
 Less distributions
  from:
 Net investment income..          0.00             0.00          0.00         (0.88)           0.00
 Net capital gains......          0.00             0.00         (0.87)        (0.48)          (0.02)
                               -------          -------       -------       -------         -------
  Total distributions...          0.00             0.00         (0.87)        (1.36)          (0.02)
                               -------          -------       -------       -------         -------
Net asset value, end of
 period.................       $ 10.37          $  9.20       $ 10.79       $ 12.85         $ 14.35
                               =======          =======       =======       =======         =======
Total return+...........        12.72%          (14.74%)       (8.34%)       (1.33%)         20.53% /1/
Ratios/Supplemental Data
 Net assets, end of
  period (in 000s)......       $ 8,074          $ 7,593       $16,702       $27,124         $22,509
 Ratio of expenses to
  average net assets:
 Before expense
  reimbursement.........         4.46% /1/        4.09%         2.41%         2.19%           2.73% /1/
 After expense
  reimbursement.........         1.90% /1/        1.90%         1.90%         1.99% /2/       2.00% /1/
 Ratio of net investment
  income (loss) to
  average net assets:
 Before expense
  reimbursement.........        (2.99%)/1/       (3.14%)       (1.93%)       (1.22%)          9.44% /1/
 After expense
  reimbursement.........        (0.43%)/1/       (0.95%)       (1.42%)       (1.02%)         10.17% /1/
 Portfolio turnover
  rate..................       231.45%          261.88%       102.53%       140.15%         925.07%

*Commencement of investment operations.
+Total return calculation does not reflect sales load.
/1/Annualized.
/2/Reflects the reduction of the Operating Expense Ratio to 1.90% from 2.00% on June 22, 1998.

                See accompanying notes to financial statements.

Polynous Growth Fund
Notes to Financial Statements (unaudited)                     January 31, 2001
-------------------------------------------------------------------------------


Note 1 - Significant Accounting Policies
Polynous Trust (the "Trust") is organized as a Delaware business trust pursuant to a Trust Agreement dated April 10, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust is organized to offer separate series of shares and is currently offering a single series of shares called Polynous Growth Fund (the "Fund"). The Fund is organized to offer separate classes of shares and currently offers one class (Class A). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value.

B. Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

C. Organization Costs. Organization costs are being amortized on a straight line basis over five years from commencement of operations.

D. Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders, therefore, no federal income tax provision is required.

E. Distributions to Shareholders. The Fund will distribute substantially all of its net investment income in December, and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

F. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 - Purchases and Sales of Securities
Purchases and sales of securities, other than short-term investments, totaled $12,263,972 and $14,149,452 respectively, for the six months ended January 31, 2001.

Note 3 - Investment Management Fee and Other Transactions with Affiliates Polynous Capital Management, Inc. (the "Adviser"), a registered investment adviser, provides the Fund with investment management services. For providing investment advisory services, the Fund pays the Adviser an annual fee of 1.00% of average daily net assets. The Adviser has voluntarily agreed to waive its fees to the extent total annualized fund operating expenses, inclusive of distribution expenses, exceed

Polynous Growth Fund
Notes to Financial Statements (unaudited) - continued         January 31, 2001
-------------------------------------------------------------------------------

1.90% of the Fund's average daily net assets. This waiver is voluntary and can be changed or dropped at any time with 60 days notice. For the six months ended January 31, 2001, advisory fees of $37,175 were paid to the Adviser and the Adviser reimbursed the Fund $95,066. The Fund has adopted a Distribution Plan (the "Plan"), pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, which permits the Fund to pay certain expenses associated with the distribution of its Class A shares. Effective July 1, 1999, the Plan provides that the Fund will reimburse Polynous Securities, LLC (the "Distributor"), the Fund's sole underwriter and distributor, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets attributable to its Class A shares. For the six months ended January 31, 2001 the Fund reimbursed the Distributor $9,294 for distribution costs incurred. Certain officers and trustees of the Fund are affiliated persons of the Adviser and the Distributor. All officers serve without direct compensation from the Fund.

Note 4 - Federal Income Taxes
At January 31, 2001, the Fund had available for federal tax purposes an unused capital loss carryforward of $5,090,459, of which $2,330,107 expires in 2007 and $2,760,352 expires in 2008. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

          Board of Trustees                             Officers


           Kevin L. Wenck                            Kevin L. Wenck


         Richard H. Kimball


           Ronald H. Kase


         Investment Adviser                       Shareholder Services


  Polynous Capital Management, Inc.            Unified Fund Services, Inc.
  345 California Street, Suite 1220            431 N. Pennsylvania Street
       San Francisco, CA 94104                   Indianapolis, IN 46204
           (415) 956-3384                            (800) 528-8069
                                                     (317) 917-7003


             Underwriter                              Legal Counsel


      Polynous Securities, LLC                Kirkpatrick & Lockhart LLP
  345 California Street, Suite 1220                100 Pine Street
       San Francisco, CA 94104                 San Francisco, CA 94111


              Custodian                           Independent Auditors


         Firstar Bank, N.A.                       Deloitte & Touche LLP
          425 Walnut Street                         50 Fremont Street
      Cincinnati, OH 45201-1118                  San Francisco, CA 94105


          For Additional Information about Polynous Growth Fund call:
                                (415) 956-3384
              or access our Internet web site at www.polynous.com

This report is submitted for general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.